Notes to the Consolidated Statements of Operations - Grants with government agencies and similar bodies (Details) - GSK - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Notes to the consolidated financial statements
Compensation consist for set-up activities	€ 20,500
Reimbursement of prepayments	€ 12,000
Reversal of provision recognized		€ 25,059